5. NOTES PAYABLE - Components (Details) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total	$ 273,289	$ 304,056
Less Current Portion	197,058	200,628
Non-Current Portion	76,231	103,428
Lafayette Community Bank
Total	97,185	119,079
Payment and interest rate terms	A term loan secured by a stockholder, payable in monthly installments of $2,587 commencing in December 25, 2009 but refinanced in May 2011. The loan is due in full on May 18, 2016 and interest accrues monthly at 7.5% per annum.
Stockholder (September 18, 2009)
Total	50,000	50,000
Payment and interest rate terms	Demand loan payable with interest at 5% per month dated September 18, 2009. The loan is secured by the Company’s accounts receivable. The note was payable in full on December 17, 2009 so this debt is currently in default.
Chase
Total	10,104	18,977
Payment and interest rate terms	Equipment loans to finance the purchases of a truck, payable monthly in installments of $533, which include interest at 5.34% per annum. During 2011 one truck was disposed of and the debt was reduced accordingly.
Stockholder (November 1, 2007)
Total	$ 116,000	$ 116,000
Payment and interest rate terms	An unsecured loan from a stockholder which is payable on demand with interest at 12%. The note was dated November 1, 2007 and the note matures and the principal is payable upon the demand of the lender.